Corporate Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
	Apr. 16, 2024	Jul. 31, 2024	Apr. 30, 2024
Disclosure Of Income Taxes [Line Items]
Global minimum tax rate		15.00%
Bottom of range [member]
Disclosure Of Income Taxes [Line Items]
Capital gains inclusion rate	50.00%
Top of range [member]
Disclosure Of Income Taxes [Line Items]
Capital gains inclusion rate	66.70%
2011 to 2018 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency			$ 1,556
2018 to 2019 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served		$ 3
2011 to 2019 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		1,634	1,556
2019 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency			78
2014 to 2018 taxation year [Member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served		$ 551	$ 551